Fees Summary	Apr. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 220,414,177.92
Previously Paid Amount	0.00
Total Fee Amount	30,439.20
Total Offset Amount	0.00
Net Fee	$ 30,439.20